NONCONTROLLING INTEREST - Additional Information (Details) - CAD ($) $ in Millions	Dec. 17, 2024	Jan. 31, 2020	Sep. 18, 2019	Dec. 17, 2014
Six Nations of the Grand River Development Corporation | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Non-controlling ownership percentage		25.00%
Mississaugas of the Credit First Nation | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Non-controlling ownership percentage		20.00%
Hydro One Inc. | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Non-controlling ownership percentage		55.00%
Hydro One Inc. | Chatham Lakeshore Limited Partnership
Noncontrolling Interest [Line Items]
Non-controlling ownership percentage	80.00%
B2M Limited Partnership | Saugeen Ojibway Nation (SON)
Noncontrolling Interest [Line Items]
Percentage of common shares acquired				34.20%
Business acquisition, consideration paid				$ 72
B2M Limited Partnership | Saugeen Ojibway Nation (SON) | Class A Units
Noncontrolling Interest [Line Items]
Capital units in initial investment				50
B2M Limited Partnership | Saugeen Ojibway Nation (SON) | Class B Units
Noncontrolling Interest [Line Items]
Capital units in initial investment				$ 22
Niagara Reinforcement Limited Partnership | Six Nations of the Grand River Development Corporation
Noncontrolling Interest [Line Items]
Percentage of common shares acquired			25.00%
Niagara Reinforcement Limited Partnership | Mississaugas of the Credit First Nation
Noncontrolling Interest [Line Items]
Percentage of common shares acquired		19.90%	0.10%
Business combination assets transferred		$ 9
Six Nations of the Grand River Development Corporation and Mississaugas of the Credit First Nation
Noncontrolling Interest [Line Items]
Business combination assets transferred			$ 12
Chatham Lakeshore Limited Partnership
Noncontrolling Interest [Line Items]
Business combination assets transferred	$ 16
Assets transferred to subsidiary	$ 203
Chatham Lakeshore Limited Partnership | Deshkan Ziibiing Chippewas of the Thames First Nation, Southwest Indigenous Transmission Limited Partnership
Noncontrolling Interest [Line Items]
Percentage of common shares acquired	10.00%
Business combination assets transferred	$ 8
Chatham Lakeshore Limited Partnership | Southwest Indigenous Transmission Limited Partnership
Noncontrolling Interest [Line Items]
Percentage of common shares acquired	10.00%
Business combination assets transferred	$ 8